CONTRACTUAL TRANSMISSION ASSETS - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Type Of Contracts, RAP [Line Items]
Discount rate for renewed contracts awarded (as a percent)	6.55%
Average discount rate for renewed contracts	6.63%
Contract assets	R$ 64,260,843	R$ 67,387,656	R$ 61,212,338
Remeasurement expense	4,166,777
Regulatory revenue - transmission contracts	85,147
Regulatory remeasurements - Transmission contracts	R$ (4,081,630)	6,129,771	R$ (12,144)
RAP - transmission contracts, rate	2.62%
Basic Network Of The Existing System
Type Of Contracts, RAP [Line Items]
Contract assets	R$ 24,431,847	R$ 32,870,307